Note payable (Tables)	12 Months Ended
Dec. 31, 2022
Note payable
Schedule of payment schedules due

	2022	2021
Opening balance as of December 31,	$270	$2,204
Accretion (adjustment to present value)	—	37
Interest	15	18
Unrealized foreign exchange (gain)/loss	41	(113)
Repayment of interest	(63)	(274)
Principal repayment	(263)	(1,602)
Closing balance as of December 31,	$—	$270